UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.7%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 22.86s, 2035			$124,185	$196,691
IFB Ser. 3072, Class SM, 22.236s, 2035			276,365	435,872
IFB Ser. 3072, Class SB, 22.09s, 2035			247,615	390,496
IFB Ser. 3249, Class PS, 20.871s, 2036			175,724	267,088
IFB Ser. 2990, Class LB, 15.858s, 2034			665,144	859,348
IFB Ser. 3852, Class NT, 5.575s, 2041			7,022,447	7,214,005
Ser. 4462, Class KI, IO, 4s, 2045			2,183,954	377,758
Ser. 4193, Class PI, IO, 4s, 2043			6,888,964	1,063,112
Ser. 4213, Class GI, IO, 4s, 2041			6,475,771	825,661
Ser. 4369, Class IA, IO, 3 1/2s, 2044			5,756,096	989,104
Ser. 4141, Class IM, IO, 3 1/2s, 2042			4,449,484	738,877
Ser. 4136, Class IW, IO, 3 1/2s, 2042			11,327,395	1,524,229
Ser. 4166, Class PI, IO, 3 1/2s, 2041			5,997,473	824,418
Ser. 4150, Class DI, IO, 3s, 2043			10,434,109	1,296,112
Ser. 4158, Class TI, IO, 3s, 2042			7,255,832	860,469
Ser. 4165, Class TI, IO, 3s, 2042			10,092,012	1,102,048
Ser. 4206, Class IP, IO, 3s, 2041			6,185,207	668,531
Ser. 304, Class C45, IO, 3s, 2027			10,821,920	1,092,523
FRB Ser. 8, Class A9, IO, 0.469s, 2028			366,620	5,041
FRB Ser. 59, Class 1AX, IO, 0.273s, 2043(F)			894,599	10,719
Ser. 48, Class A2, IO, 0.212s, 2033(F)			1,327,995	12,687
Ser. 3835, Class FO, PO, zero %, 2041			14,315,625	12,550,852

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 26.894s, 2031			304,636	344,893
IFB Ser. 05-74, Class NK, 25.368s, 2035			93,566	150,037
IFB Ser. 07-53, Class SP, 22.636s, 2037			241,371	393,357
IFB Ser. 05-75, Class GS, 18.971s, 2035			199,145	282,584
IFB Ser. 11-4, Class CS, 12.047s, 2040			1,917,987	2,370,377
IFB Ser. 13-103, Class SK, IO, 5.494s, 2043			4,658,465	1,269,780
IFB Ser. 13-101, Class SE, IO, 5.474s, 2043			16,324,802	4,241,956
Ser. 397, Class 2, IO, 5s, 2039			794,119	148,207
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.977s, 2025			362,000	353,421
Ser. 15-4, IO, 4 1/2s, 2045			4,349,009	841,881
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.427s, 2025			406,000	373,148
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.427s, 2025			170,000	157,240
Ser. 418, Class C24, IO, 4s, 2043			8,184,525	1,566,441
Ser. 13-44, Class PI, IO, 4s, 2043			3,945,369	567,917
Ser. 12-124, Class UI, IO, 4s, 2042			3,949,304	689,549
Ser. 13-11, Class IP, IO, 4s, 2042			12,316,554	2,066,484
Ser. 12-40, Class MI, IO, 4s, 2041			16,703,275	2,593,167
Ser. 12-22, Class CI, IO, 4s, 2041			11,758,146	1,686,960
Ser. 12-62, Class MI, IO, 4s, 2041			7,454,940	980,854
Ser. 417, Class C24, IO, 3 1/2s, 2042			9,519,085	1,762,884
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			7,809,345	807,240
Ser. 14-76, IO, 3 1/2s, 2039			8,707,650	1,058,268
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			8,884,290	1,513,006
Ser. 12-151, Class PI, IO, 3s, 2043			7,925,481	947,095
Ser. 6, Class BI, IO, 3s, 2042			16,933,166	1,503,665
Ser. 13-35, Class IP, IO, 3s, 2042			4,343,708	431,995
Ser. 13-31, Class NI, IO, 3s, 2041			12,013,087	1,012,060
FRB Ser. 03-W10, Class 1, IO, 0.753s, 2043(F)			301,128	4,957
Ser. 98-W5, Class X, IO, 0.629s, 2028			677,752	33,040
Ser. 98-W2, Class X, IO, 0.058s, 2028			2,243,650	109,378
Ser. 07-44, Class CO, PO, zero %, 2037			52,750	45,078

Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.675s, 2043			2,832,066	532,457
IFB Ser. 11-70, Class SH, IO, 5.465s, 2041			12,124,805	2,098,100
Ser. 14-133, Class IP, IO, 5s, 2044			5,952,611	1,101,233
Ser. 14-25, Class QI, IO, 5s, 2044			7,952,065	1,371,095
Ser. 14-2, Class IC, IO, 5s, 2044			7,011,022	1,490,522
Ser. 13-3, Class IT, IO, 5s, 2043			7,200,483	1,354,728
Ser. 11-116, Class IB, IO, 5s, 2040			1,820,689	73,095
Ser. 10-35, Class UI, IO, 5s, 2040(F)			2,527,154	470,156
Ser. 10-20, Class UI, IO, 5s, 2040			9,218,490	1,617,845
Ser. 10-9, Class UI, IO, 5s, 2040			19,348,365	3,634,900
Ser. 09-121, Class UI, IO, 5s, 2039			19,541,857	3,665,661
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			2,557,933	430,756
Ser. 12-129, IO, 4 1/2s, 2042			5,736,807	1,189,929
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			412,473	48,466
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			5,811,136	982,344
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			3,507,893	772,157
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			3,736,809	210,110
Ser. 15-94, IO, 4s, 2045			204,682	46,645
Ser. 15-99, Class LI, IO, 4s, 2045			5,388,712	612,049
Ser. 12-106, Class QI, IO, 4s, 2042			6,028,853	981,859
Ser. 12-47, Class CI, IO, 4s, 2042			1,874,537	301,586
Ser. 13-53, Class IA, IO, 4s, 2026			8,498,514	1,024,800
Ser. 15-20, Class PI, IO, 3 1/2s, 2045			10,652,873	1,556,854
Ser. 13-76, IO, 3 1/2s, 2043			5,713,305	657,716
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,392,899	750,654
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			8,536,420	855,349
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,284,204	360,507
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			4,472,369	480,491
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			14,345,345	1,073,606
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			2,912,319	251,342
Ser. 183, Class AI, IO, 3 1/2s, 2039			8,575,173	972,167
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			924,141	111,711
Ser. 15-82, Class GI, IO, 3 1/2s, 2038			10,544,185	1,224,180
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			5,704,842	692,397
Ser. 14-46, Class KI, IO, 3s, 2036			5,504,754	515,498
Ser. 14-115, Class QI, IO, 3s, 2029			11,086,511	1,039,360
Ser. 15-H15, Class JI, IO, 1.937s, 2065			13,414,099	1,617,740
Ser. 16-H02, Class BI, IO, 1.918s, 2065			13,883,100	1,488,095
Ser. 15-H19, Class NI, IO, 1.909s, 2065			20,885,774	2,506,293
Ser. 15-H25, Class EI, IO, 1.843s, 2065			16,148,655	1,735,980
Ser. 15-H18, Class IA, IO, 1.827s, 2065			13,507,110	1,221,043
Ser. 15-H09, Class BI, IO, 1.697s, 2065			17,821,396	1,782,140
Ser. 15-H10, Class EI, IO, 1.639s, 2065(F)			19,371,126	1,447,638
Ser. 15-H25, Class AI, IO, 1.614s, 2065			17,836,060	1,649,836
Ser. 15-H28, Class DI, IO, 1.545s, 2065			13,969,004	1,056,057
Ser. 10-151, Class KO, PO, zero %, 2037			1,260,791	1,142,793

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147s, 2026			127,520	1
FRB Ser. 98-2, IO, 1.043s, 2027			78,880	1
FRB Ser. 99-2, IO, 0.84s, 2027			180,236	1,574
FRB Ser. 98-3, IO, zero %, 2027(F)			89,199	1

				113,814,077
Commercial mortgage-backed securities (21.5%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			3,767,000	3,751,465
FRB Ser. 07-1, Class XW, IO, 0.504s, 2049			4,234,681	20,164

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-6, Class F, 5.582s, 2047(F)			1,367,000	1,367,455
FRB Ser. 05-1, Class B, 5.516s, 2042			2,632,000	2,599,416

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.256s, 2042			224,810	237

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.08s, 2050			1,497,000	1,457,337
FRB Ser. 07-PW16, Class AJ, 5.911s, 2040			5,834,000	5,893,215
FRB Ser. 06-PW11, Class AJ, 5.638s, 2039			3,742,000	3,734,984
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			2,150,000	2,042,500
Ser. 05-T18, Class D, 5.134s, 2042			1,018,949	1,007,618
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	959,000

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.638s, 2039			5,275,000	5,275,000

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 6.074s, 2044			2,448,000	2,184,179

Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class XA, IO, 1.653s, 2046			15,056,968	928,879

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.26s, 2046			5,194,000	4,533,723
FRB Ser. 13-GC11, Class D, 4.604s, 2046			2,873,000	2,493,764

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.957s, 2046			1,755,000	1,779,336

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			1,054,000	1,030,812
FRB Ser. 14-UBS6, Class XA, IO, 1.22s, 2047			25,703,720	1,586,639

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.82s, 2044			133,000	135,181
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,361,000	1,190,826
Ser. 13-LC13, Class E, 3.719s, 2046			1,503,000	1,112,768
FRB Ser. 07-C9, Class AJFL, 1.114s, 2049			3,218,000	3,094,493

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.269s, 2041			5,468,000	5,536,787

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			1,140,000	1,136,580

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			431,477	467,074
FRB Ser. 03-C3, Class AX, IO, 2.188s, 2038			1,560,883	202

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.944s, 2050			2,153,000	1,607,813

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5 5/8s, 2044			998,000	1,050,794

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			543,699	536,631

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			3,267,000	2,971,042
FRB Ser. 13-GC10, Class E, 4.557s, 2046			1,864,000	1,521,471

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.825s, 2044			1,352,177	1,355,549
FRB Ser. 12-GC6, Class D, 5.818s, 2045			4,607,000	4,620,591
Ser. 11-GC3, Class E, 5s, 2044			1,219,000	1,137,735
FRB Ser. 14-GC26, Class D, 4.662s, 2047			4,010,000	3,253,337
FRB Ser. 13-GC12, Class D, 4.615s, 2046			3,719,000	3,348,104
FRB Ser. 13-GC13, Class D, 4.204s, 2046			1,486,000	1,254,303

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.05s, 2047			1,306,000	1,071,128
FRB Ser. 14-C25, Class D, 4.097s, 2047			1,801,000	1,290,597

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.567s, 2047			1,809,000	1,691,234

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			3,475,000	3,513,225
FRB Ser. 06-LDP6, Class B, 5.754s, 2043			1,946,000	1,931,928
Ser. 06-LDP6, Class AJ, 5.565s, 2043			51,000	50,892
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	805,951
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			3,805,000	3,877,561
FRB Ser. 13-C10, Class XA, IO, 1.405s, 2047			20,931,869	1,217,565

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051			2,194,000	2,192,903
FRB Ser. 07-CB20, Class C, 6.384s, 2051			1,220,000	1,170,261
FRB Ser. 11-C3, Class E, 5.759s, 2046			6,397,000	6,386,765
FRB Ser. 12-C6, Class E, 5.365s, 2045			6,446,000	6,077,933
FRB Ser. 12-C8, Class D, 4.814s, 2045			5,497,000	5,194,115
Ser. 11-C4, Class F, 3.873s, 2046			3,030,000	2,776,995
Ser. 13-C10, Class E, 3 1/2s, 2047			1,963,000	1,390,000

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			630,649	633,538

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			4,433,602	25,327

Merrill Lynch Mortgage Trust Ser. 04-BPC1, Class C, 5.011s, 2041			147,659	147,446

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.039s, 2043			7,777,952	54

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.785s, 2039			4,279,353	4,279,353
Ser. 06-3, Class AJ, 5.485s, 2046			4,350,000	4,351,784

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C12, Class XA, IO, 1.13s, 2046			24,291,904	1,009,217

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			2,634,000	2,209,133
FRB Ser. 13-C10, Class E, 4.217s, 2046			4,055,000	3,342,212
Ser. 15-C24, Class D, 3.257s, 2048			1,613,000	1,132,173

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,857,000	1,849,194
FRB Ser. 07-T27, Class AJ, 5.821s, 2042			1,350,000	1,397,345
Ser. 06-HQ10, Class B, 5.448s, 2041			1,036,000	999,030

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			749,347	750,846

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.197s, 2045			2,215,000	2,210,570
FRB Ser. 06-C25, Class AJ, 5.95s, 2043			339,000	338,932
FRB Ser. 06-C29, IO, 0.527s, 2048			140,024,151	288,450

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.343s, 2041			1,500,000	1,446,090

Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC18, Class D, 3.957s, 2047			2,837,000	2,071,310

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265s, 2044			1,006,000	1,019,179
FRB Ser. 13-C16, Class D, 5.147s, 2046			3,203,000	3,042,017
FRB Ser. 12-C7, Class D, 4.993s, 2045			5,321,000	5,332,121
FRB Ser. 13-C15, Class D, 4.629s, 2046			2,075,004	1,834,095
FRB Ser. 12-C10, Class E, 4.603s, 2045			1,658,000	1,249,718
FRB Ser. 13-C12, Class D, 4.493s, 2048			4,100,000	3,581,965
Ser. 13-C14, Class E, 3 1/4s, 2046			1,065,000	797,557
FRB Ser. 12-C9, Class XB, IO, 0.867s, 2045			46,094,000	1,975,174

				165,929,887
Residential mortgage-backed securities (non-agency) (6.8%)

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 2.862s, 2036			1,901,100	1,760,419
FRB Ser. 14-RR2, Class 4A3, 0.691s, 2036			2,791,000	2,077,561
FRB Ser. 12-RR5, Class 4A8, 0.592s, 2035			3,715,584	3,392,508

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 2.152s, 2034			2,371,945	1,917,480

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.727s, 2025 (Bermuda)			950,000	933,375

Citigroup Mortgage Loan Trust 144A FRB Ser. 15-6, Class 1A2, 0.612s, 2047			6,860,000	4,424,700

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.052s, 2046			621,573	498,812
FRB Ser. 05-27, Class 2A1, 1.635s, 2035			1,739,390	1,420,224
FRB Ser. 05-27, Class 1A1, 1.255s, 2035			1,962,229	1,589,602
FRB Ser. 06-OA7, Class 1A2, 1.225s, 2046			5,337,129	4,243,018
FRB Ser. 05-38, Class A3, 0.777s, 2035			1,682,618	1,346,208
FRB Ser. 05-59, Class 1A1, 0.756s, 2035			7,494,376	5,995,501
FRB Ser. 06-OA2, Class A1, 0.636s, 2046(F)			1,722,539	1,274,679
FRB Ser. 06-OA10, Class 4A1, 0.617s, 2046			497,652	370,751
FRB Ser. 06-OC8, Class 2A2A, 0.547s, 2036(F)			1,065,092	1,017,163

CSMC Trust 144A FRB Ser. 11-6R, Class 3A7, 3.005s, 2036			1,700,000	850,000

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.927s, 2025			1,160,940	1,183,695
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.927s, 2028			2,075,000	2,071,887
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.425s, 2028			800,000	780,720
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.777s, 2028			3,040,000	2,872,668
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.627s, 2027			772,765	841,989
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.977s, 2027			1,649,000	1,489,872

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			804,570	802,558

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.634s, 2047			1,750,000	875,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.407s, 2034			2,309,086	2,155,994
FRB Ser. 05-AR13, Class A1C3, 0.917s, 2045			3,942,574	3,193,791
FRB Ser. 05-AR9, Class A1B, 0.807s, 2045			3,633,553	3,268,199

				52,648,374

Total mortgage-backed securities (cost $350,177,982)				$332,392,338

CORPORATE BONDS AND NOTES (27.1%)(a)
			Principal amount	Value

Basic materials (2.3%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			$1,073,000	$997,890

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			1,308,000	1,413,082

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,187,000	2,219,805

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			950,000	1,007,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,400,000	1,277,500

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			1,415,000	1,457,450

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,263,000	1,147,941

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			1,691,000	1,657,180

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)			1,985,000	2,302,330

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			1,385,000	1,394,515

Southern Copper Corp. sr. unsec. unsub. notes 5 7/8s, 2045 (Peru)			800,000	614,000

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			734,000	744,093

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,500,000	1,492,500

				17,725,286
Capital goods (2.1%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			500,000	490,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			1,500,000	1,485,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			1,020,000	974,100

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			500,000	448,750

Boeing Co. (The) sr. unsec. bonds 8 3/4s, 2021			3,580,000	4,793,828

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,077,500

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			1,692,000	1,816,289

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			750,000	701,175

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			1,180,000	1,250,800

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			1,025,000	1,035,250

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,500,000	1,440,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			384,000	388,800

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020			500,000	499,125

				16,400,617
Communication services (2.1%)

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			4,000,000	3,923,200

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			1,695,000	1,698,621

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	894,600

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			2,194,000	2,196,743

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			465,000	340,613

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			500,000	510,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			1,500,000	1,546,875

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			584,000	659,607

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			1,522,000	1,530,762

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			2,930,000	2,908,878

				16,209,899
Consumer cyclicals (2.2%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2018			2,008,000	2,180,190

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			552,000	602,617

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			300,000	271,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			1,000,000	926,250

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			3,710,000	3,663,247

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	675,651

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	301,512

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			490,000	449,820

Lennar Corp. company guaranty sr. unsec. unsub. bonds 4 1/2s, 2019			1,000,000	1,027,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			565,000	550,875

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2020			3,990,000	4,088,701

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			1,500,000	1,541,250

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			253,000	294,883

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			712,000	731,580

				17,305,576
Consumer staples (3.8%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			6,204,000	6,424,701

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			6,201,000	6,284,633

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.9s, 2019			5,745,000	5,755,582

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			615,000	610,659

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,000,000	1,003,750

BlueLine Rental Finance Corp. 144A notes 7s, 2019			1,500,000	1,177,500

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			1,420,000	1,412,900

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			1,690,000	1,702,354

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			3,975,000	4,340,410

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			798,000	799,540

				29,512,029
Energy (1.6%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			1,695,000	1,698,885

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,695,000	1,680,355

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			900,000	384,750

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			1,695,000	1,635,472

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	161,396

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	361,593

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 3 1/4s, 2017 (Brazil)			1,000,000	940,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			1,693,000	931,150

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			833,333	341,666

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,300,000	1,278,800

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			1,500,000	1,291,298

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			1,690,000	1,714,037

				12,419,402
Financials (8.3%)

Air Lease Corp. sr. unsec. notes 2 5/8s, 2018			5,465,000	5,377,708

Ally Financial, Inc. sr. unsec. unsub. notes 3.6s, 2018			1,000,000	987,500

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			400,000	399,000

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			1,600,000	1,496,957

American Express Co. sr. unsec. notes 7s, 2018			1,523,000	1,688,696

American Express Co. sr. unsec. notes 6.15s, 2017			923,000	983,655

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			2,358,000	2,349,891

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			1,000,000	999,537

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			1,710,000	1,706,754

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			2,605,000	2,607,342

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,055,000	1,065,550

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			2,657,000	2,356,711

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			2,358,000	2,502,182

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			1,212,000	1,218,163

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	866,250

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			1,679,000	1,689,264

JPMorgan Chase & Co. unsec. sub. notes 3 7/8s, 2024			365,000	362,827

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			2,375,000	2,384,379

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,170,000	2,523,875

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			2,500,000	2,542,338

Macquarie Bank, Ltd. 144A sr. unsec. notes 4s, 2025 (Australia)			1,210,000	1,251,279

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			2,125,000	2,346,293

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			2,381,000	2,466,045

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			1,175,000	1,189,394

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			1,000,000	990,000

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			1,700,000	1,720,133

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			5,085,000	5,173,988

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			2,952,000	3,058,328

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			2,600,000	2,465,593

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)			950,000	878,750

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,000,000	1,009,707

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,000,000	1,000,319

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			1,535,000	1,531,264

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			675,000	686,671

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			1,330,000	1,290,100

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,045,680

				64,212,123
Health care (2.0%)

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			1,519,000	1,517,050

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			1,695,000	1,708,872

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			1,695,000	1,815,855

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			500,000	502,500

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			612,000	674,730

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			206,000	185,658

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5 1/4s, 2026(R)			3,805,000	3,947,688

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			1,674,000	1,740,960

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	701,575

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			1,175,000	1,154,438

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			756,000	820,724

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020			212,000	215,710

				14,985,760
Technology (0.6%)

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			1,695,000	1,688,505

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 3 5/8s, 2020			800,000	814,800

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			1,145,000	1,153,588

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			850,000	841,500

				4,498,393
Transportation (0.2%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			214,597	219,276

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			345,333	351,808

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			1,043,412	1,051,914

				1,622,998
Utilities and power (1.9%)

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			1,543,000	1,765,947

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			905,000	805,450

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 3.9s, 2016 (United Kingdom)			7,725,000	7,760,799

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019			3,816,000	4,593,800

				14,925,996

Total corporate bonds and notes (cost $213,280,735)				$209,818,079

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association Pass-Through Certificates
4.687s, June 20, 2045			$116,631	$131,591
4.654s, June 20, 2045			503,197	567,686
4.554s, May 20, 2045			249,635	280,678
4.524s, June 20, 2065			263,891	295,432
4.516s, June 20, 2045			246,410	275,808
4.484s, November 20, 2065			1,503,598	1,690,808
4.468s, May 20, 2065			501,107	558,507
4.413s, June 20, 2065			122,673	136,769
4s, July 20, 2044			904,007	978,314
4s, TBA, February 1, 2046			2,000,000	2,137,656
3 1/2s, TBA, February 1, 2046			4,000,000	4,218,750

				11,271,999
U.S. Government Agency Mortgage Obligations (19.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from April 1, 2042 to October 1, 2045			2,478,469	2,606,139

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2046			2,000,000	2,174,062
4s, with due dates from July 1, 2042 to August 1, 2045			4,336,779	4,686,651
3 1/2s, with due dates from May 1, 2042 to July 1, 2043			3,125,142	3,280,223
3 1/2s, TBA, March 1, 2046			2,000,000	2,088,750
3 1/2s, TBA, February 1, 2046			4,000,000	4,189,141
3s, February 1, 2043			762,517	780,151
3s, TBA, March 1, 2046			58,000,000	59,058,048
3s, TBA, February 1, 2046			71,000,000	72,458,830

				151,321,995

Total U.S. government and agency mortgage obligations (cost $160,560,980)				$162,593,994

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020(SEGSF)			$382,000	$393,741
1.375%, October 31, 2020(i)			123,000	123,763

Total U.S. treasury obligations (cost $505,600)				$517,504

SENIOR LOANS (9.8%)(a)(c)
			Principal amount	Value

Basic materials (0.6%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$456,372	$450,096

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			236,789	233,533

Coveris Holdings SA bank term loan FRN Ser. B, 4 1/2s, 2019 (Luxembourg)			1,199,043	1,149,583

HD Supply, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			997,500	980,044

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			416,435	403,525

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020			1,465,394	1,172,315

				4,389,096
Capital goods (1.1%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			1,445,540	1,401,271

Berry Plastics Corp. bank term loan FRN Ser. F, 4s, 2022			1,000,000	994,625

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			1,471,325	1,322,967

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			396,250	385,848

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,060,501	1,054,904

Terex Corp. bank term loan FRN Ser. B, 4 1/2s, 2022			1,000,000	975,000

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			434,575	423,891

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			788,000	762,554

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022			1,116,968	1,069,265

				8,390,325
Communication services (1.2%)

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			726,697	683,276

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			880,575	807,194

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,462,500	1,433,708

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,356,810

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			2,000,000	1,968,750

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			766,995	736,141

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			663,555	636,862

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021			1,970,000	1,933,063

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			744,375	722,230

				10,278,034
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			940,205	901,187

Amaya Holdings BV bank term loan FRN 5s, 2021 (Netherlands)			987,538	907,712

American Casino & Entertainment Properties, LLC bank term loan FRN 4 3/4s, 2022			746,250	738,788

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020			823,775	788,765

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			564,361	487,232

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			413,700	348,198

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			324,004	322,024

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			576,493	572,649

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,285,329	1,201,783

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022			191,906	191,221

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			995,000	990,440

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			833,882	831,901

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021			997,481	988,337

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,126,258	1,057,274

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022			1,000,000	992,500

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,481,521	1,284,757

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			989,972	960,272

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023			1,000,000	978,889

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,458,975	1,446,817

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			990,000	879,509

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020			1,003,865	984,206

Univision Communications, Inc. bank term loan FRN 4s, 2020			752,202	734,023

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,319,710	1,286,717

				19,875,201
Consumer staples (1.0%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			422,475	400,999

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2020			657,023	569,967

Del Monte Foods, Inc. bank term loan FRN 4.265s, 2021			940,800	898,464

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,199,770	1,193,396

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			985,000	950,525

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)			1,487,540	1,477,004

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	997,813

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			975,000	959,968

				7,448,136
Energy (0.2%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			690,000	138,000

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			513,667	326,178

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021			992,443	560,730

Vantage Drilling International bank term loan FRN Ser. B, 7 1/2s, 2017 (Cayman Islands) (In default)(NON)			883,022	155,412

				1,180,320
Financials (0.3%)

USI, Inc./NY bank term loan FRN Ser. B, 4 1/4s, 2019			1,455,253	1,424,785

Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			252,643	251,695

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			401,567	310,712

				1,987,192
Health care (1.5%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			553,000	528,806

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4s, 2021			1,875,983	1,801,987

Envision Healthcare Corp. bank term loan FRN Ser. B, 4 1/4s, 2018			471,156	469,154

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.424s, 2021			1,635,863	1,628,706

HCA, Inc. bank term loan FRN Ser. B4, 3.357s, 2018			977,500	976,142

Horizon Pharma, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			995,000	945,250

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			958,216	944,641

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			875,832	849,557

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			872,636	849,948

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			586,075	513,182

Pharmaceutical Product Development, LLC bank term loan FRN 4 1/4s, 2022			1,059,675	1,038,482

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 3 1/2s, 2019			639,595	613,745

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019			639,595	613,532

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			462,718	443,631

				12,216,763
Technology (0.9%)

Avago Technologies Cayman Finance, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2022 (Cayman Islands)			1,500,000	1,474,167

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)			1,224,104	1,217,473

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			1,448,845	1,443,914

First Data Corp. bank term loan FRN Ser. B, 3.962s, 2022			1,000,000	981,429

NXP BV bank term loan FRN Ser. B, 3 3/4s, 2020 (Netherlands)			1,000,000	997,143

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	653,282

				6,767,408
Utilities and power (0.5%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020			585,000	548,681

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022			1,175,950	1,102,453

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	533,867

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018			1,458,750	1,424,916

				3,609,917

Total senior loans (cost $80,996,647)				$76,142,392

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$2,697,600	$2,812,248

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,633,050

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			2,846,483	2,914,087

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	1,040,640

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			150,000	156,075

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	5,669,000	5,351,161

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	5,155,000	4,613,172

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	892,589	494,136

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	112,696	62,567

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	1,142,451	638,574

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	645,941	364,961

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	567,404	322,929

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	501,823	289,736

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	467,658	274,793

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	442,123	265,177

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	1,927,028	1,178,798

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	459,773	285,898

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	2,462,206	1,562,830

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	1,534,622	990,542

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,236,272	1,501,015

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	2,784,952	1,911,865

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	1,628,752	1,143,014

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	2,286,576	1,648,897

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$300,000	305,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			300,000	310,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			1,290,000	1,225,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			450,000	452,816

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			6,400,000	6,120,000

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			2,715,000	2,504,286

Total foreign government and agency bonds and notes (cost $48,623,630)				$42,374,517

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$87,103,600	$801,352

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		87,103,600	364,964

Citibank, N.A.

1.775/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.775		87,103,600	428,550

(2.041)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.041		87,103,600	87,975

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		77,674,100	777

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		11,563,400	375,834

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		11,563,400	177,278

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		109,907,900	603,394

1.725/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.725		87,103,600	595,789

1.7785/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.7785		87,103,600	440,744

(2.095)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/2.095		87,103,600	290,926

(2.0435)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.0435		87,103,600	85,362

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		77,674,100	777

(2.57867)/3 month USD-LIBOR-BBA/Feb-46	Feb-16/2.57867		19,821,700	595

Total purchased swap options outstanding (cost $6,295,582)				$4,254,317

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$101.27		$32,000,000	$216,384

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/101.02		32,000,000	176,160

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.25		43,000,000	142,201

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.05		43,000,000	123,797

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/99.63		43,000,000	29,928

Total purchased options outstanding (cost $1,775,781)				$688,470

SHORT-TERM INVESTMENTS (5.4%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.39%(AFF)		Shares	14,974,566	$14,974,566

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			$501,000	500,619

U.S. Treasury Bills 0.11%, April 21, 2016(SEGSF)(SEGCCS)			3,581,000	3,578,665

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			2,963,000	2,961,287

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)(SEGCCS)			6,492,000	6,488,761

U.S. Treasury Bills 0.04%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			4,375,000	4,374,567

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGSF)			5,114,000	5,113,704

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			3,991,000	3,990,940

Total short-term investments (cost $41,989,141)				$41,983,109

TOTAL INVESTMENTS

Total investments (cost $904,206,078)(b)				$870,764,720

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $272,470,472) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/20/16	$1,430,205	$1,449,893	$19,688
	Canadian Dollar	Sell	4/20/16	1,405,328	1,415,908	10,580
	Euro	Sell	3/16/16	2,811,529	2,756,092	(55,437)
	Hong Kong Dollar	Sell	5/18/16	2,716,253	2,708,829	(7,424)
	Mexican Peso	Buy	4/20/16	1,843,901	1,963,944	(120,043)
	New Taiwan Dollar	Buy	2/17/16	127,074	126,532	542
	New Taiwan Dollar	Sell	2/17/16	127,074	130,088	3,014
	New Zealand Dollar	Buy	4/20/16	172,631	179,517	(6,886)
	Norwegian Krone	Sell	3/16/16	2,402,566	2,394,396	(8,170)
	Swedish Krona	Buy	3/16/16	1,298,333	1,315,816	(17,483)
Barclays Bank PLC
	Australian Dollar	Sell	4/20/16	1,267,807	1,285,624	17,817
	British Pound	Buy	3/16/16	1,377,837	1,466,270	(88,433)
	Canadian Dollar	Sell	4/20/16	1,675,528	1,688,282	12,754
	Euro	Sell	3/16/16	7,198,707	6,972,746	(225,961)
	Japanese Yen	Buy	2/17/16	2,784,015	2,830,111	(46,096)
	Japanese Yen	Sell	2/17/16	2,784,015	2,849,323	65,308
	Mexican Peso	Buy	4/20/16	2,028,970	2,155,593	(126,623)
	New Zealand Dollar	Buy	4/20/16	1,360,481	1,393,630	(33,149)
	Norwegian Krone	Sell	3/16/16	2,231,209	2,245,274	14,065
	Swedish Krona	Sell	3/16/16	2,792,903	2,816,975	24,072
	Swiss Franc	Sell	3/16/16	46,941	46,891	(50)
Citibank, N.A.
	British Pound	Buy	3/16/16	6,387,725	6,604,727	(217,002)
	Canadian Dollar	Sell	4/20/16	4,437,781	4,472,173	34,392
	Euro	Sell	3/16/16	5,633,577	5,529,555	(104,022)
	Japanese Yen	Buy	2/17/16	3,505,424	3,535,766	(30,342)
	Japanese Yen	Sell	2/17/16	3,505,424	3,493,652	(11,772)
	Mexican Peso	Buy	4/20/16	2,011,866	2,139,384	(127,518)
	New Zealand Dollar	Buy	4/20/16	4,180,134	4,206,696	(26,562)
	Singapore Dollar	Sell	2/17/16	2,882,317	2,892,691	10,374
	South African Rand	Buy	4/20/16	2,639,171	2,615,159	24,012
Credit Suisse International
	Australian Dollar	Sell	4/20/16	30,251	145,751	115,500
	British Pound	Sell	3/16/16	2,719,336	2,871,605	152,269
	Canadian Dollar	Sell	4/20/16	1,239,067	1,249,181	10,114
	Euro	Sell	3/16/16	1,473,708	1,383,404	(90,304)
	Hong Kong Dollar	Sell	2/17/16	2,757,380	2,752,235	(5,145)
	Hong Kong Dollar	Sell	5/18/16	2,716,253	2,709,107	(7,146)
	Indian Rupee	Buy	2/17/16	3,012,860	3,071,967	(59,107)
	Indian Rupee	Sell	2/17/16	3,012,860	3,048,025	35,165
	Japanese Yen	Buy	2/17/16	179,283	183,301	(4,018)
	Japanese Yen	Sell	2/17/16	179,283	180,365	1,082
	New Taiwan Dollar	Buy	2/17/16	5,566,134	5,514,235	51,899
	New Taiwan Dollar	Sell	2/17/16	5,566,134	5,575,141	9,007
	New Zealand Dollar	Buy	4/20/16	1,128,803	1,172,423	(43,620)
	Norwegian Krone	Sell	3/16/16	1,778,137	1,680,798	(97,339)
Deutsche Bank AG
	Canadian Dollar	Sell	4/20/16	2,938,509	2,961,350	22,841
	Czech Koruna	Sell	3/16/16	2,980,024	2,932,915	(47,109)
	Euro	Sell	3/16/16	397,247	328,102	(69,145)
	Israeli Shekel	Sell	4/20/16	430,226	434,092	3,866
	Japanese Yen	Sell	2/17/16	2,575,238	2,525,687	(49,551)
	New Zealand Dollar	Buy	4/20/16	2,772,016	2,779,413	(7,397)
	Polish Zloty	Sell	3/16/16	139,357	126,894	(12,463)
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	1,616,720	1,639,154	(22,434)
	British Pound	Buy	3/16/16	1,106,373	1,171,063	(64,690)
	Canadian Dollar	Sell	4/20/16	3,408,450	3,370,010	(38,440)
	Euro	Sell	3/16/16	5,029,519	4,902,146	(127,373)
	Japanese Yen	Sell	2/17/16	2,601,594	2,666,790	65,196
	New Taiwan Dollar	Buy	2/17/16	2,866,045	2,851,315	14,730
	New Taiwan Dollar	Sell	2/17/16	2,866,045	2,907,029	40,984
	New Zealand Dollar	Buy	4/20/16	5,446,564	5,475,916	(29,352)
	Norwegian Krone	Buy	3/16/16	2,890,950	2,804,304	86,646
	Singapore Dollar	Sell	2/17/16	87,443	125,359	37,916
	South African Rand	Buy	4/20/16	2,639,171	2,628,339	10,832
	Swedish Krona	Sell	3/16/16	2,766,177	2,782,779	16,602
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/16	9,872	9,577	295
	British Pound	Sell	3/16/16	2,096,324	2,236,043	139,719
	Canadian Dollar	Sell	4/20/16	112,578	113,446	868
	Euro	Buy	3/16/16	1,756,541	1,804,639	(48,098)
	Hong Kong Dollar	Sell	5/18/16	2,712,745	2,705,608	(7,137)
	Japanese Yen	Buy	2/17/16	543,191	555,331	(12,140)
	Japanese Yen	Sell	2/17/16	543,191	546,487	3,296
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	1,403,762	1,423,370	19,608
	British Pound	Buy	3/16/16	2,759,094	2,788,197	(29,103)
	Canadian Dollar	Sell	4/20/16	5,603,105	5,661,841	58,736
	Euro	Buy	3/16/16	3,152,491	3,212,648	(60,157)
	Hong Kong Dollar	Sell	2/17/16	2,757,354	2,752,386	(4,968)
	Indian Rupee	Buy	2/17/16	3,110,707	3,170,104	(59,397)
	Indian Rupee	Sell	2/17/16	3,110,707	3,098,896	(11,811)
	Japanese Yen	Buy	2/17/16	135,685	138,720	(3,035)
	Japanese Yen	Sell	2/17/16	135,685	136,541	856
	Mexican Peso	Sell	4/20/16	32,947	34,329	1,382
	New Taiwan Dollar	Buy	2/17/16	3,219,911	3,204,513	15,398
	New Taiwan Dollar	Sell	2/17/16	3,219,911	3,292,118	72,207
	New Zealand Dollar	Buy	4/20/16	4,309,640	4,367,700	(58,060)
	Norwegian Krone	Sell	3/16/16	2,946,999	2,940,761	(6,238)
	Singapore Dollar	Sell	2/17/16	2,882,317	2,905,569	23,252
	South African Rand	Sell	4/20/16	274,028	277,542	3,514
	South Korean Won	Sell	2/17/16	137,058	188,837	51,779
	South Korean Won	Sell	5/18/16	2,693,871	2,686,019	(7,852)
	Swedish Krona	Sell	3/16/16	2,641,602	2,651,649	10,047
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	33,425	52,807	(19,382)
	British Pound	Buy	3/16/16	5,198,986	5,397,619	(198,633)
	Canadian Dollar	Sell	4/20/16	3,770,169	3,722,060	(48,109)
	Euro	Sell	3/16/16	10,106,646	9,936,876	(169,770)
	Japanese Yen	Buy	2/17/16	2,636,276	2,607,857	28,419
	New Zealand Dollar	Buy	4/20/16	5,006,157	5,239,481	(233,324)
	Norwegian Krone	Sell	3/16/16	5,166,383	5,126,328	(40,055)
	South Korean Won	Buy	2/17/16	56,339	56,254	85
	South Korean Won	Sell	2/17/16	56,339	59,227	2,888
	Swedish Krona	Sell	3/16/16	4,179,345	4,209,434	30,089
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	290,173	294,078	(3,905)
	Brazilian Real	Buy	4/4/16	626,215	620,305	5,910
	Canadian Dollar	Sell	4/20/16	907,616	870,980	(36,636)
	Euro	Sell	3/16/16	188,376	100,536	(87,840)
	Japanese Yen	Buy	2/17/16	328,938	336,303	(7,365)
	Japanese Yen	Sell	2/17/16	328,938	330,933	1,995
	South Korean Won	Sell	2/17/16	2,915,587	2,983,035	67,448
UBS AG
	Australian Dollar	Buy	4/20/16	2,670,511	2,707,284	(36,773)
	British Pound	Buy	3/16/16	893,905	957,368	(63,463)
	Canadian Dollar	Sell	4/20/16	1,189,238	1,166,125	(23,113)
	Euro	Sell	3/16/16	1,081,124	1,061,968	(19,156)
	Israeli Shekel	Sell	4/20/16	21,810	21,990	180
	Japanese Yen	Buy	2/17/16	3,033,112	3,036,049	(2,937)
	Japanese Yen	Sell	2/17/16	3,033,112	3,080,759	47,647
WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	2,802,023	2,765,208	(36,815)
	Canadian Dollar	Sell	4/20/16	2,832,927	2,854,512	21,585
	Euro	Sell	3/16/16	7,245,123	7,116,771	(128,352)
	New Zealand Dollar	Sell	4/20/16	215,434	223,722	8,288

Total						$(1,964,472)

FUTURES CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	257	$41,385,031	Mar-16	$1,886,108
U.S. Treasury Bond Ultra 30 yr (Long)	22	3,656,125	Mar-16	185,378
U.S. Treasury Note 2 yr (Short)	42	9,182,250	Mar-16	(42,740)
U.S. Treasury Note 5 yr (Short)	263	31,736,703	Mar-16	(536,437)
U.S. Treasury Note 10 yr (Short)	52	6,738,063	Mar-16	(108,619)
U.S. Treasury Note Ultra 10 yr (Long)	9	1,256,344	Mar-16	15,841

Total				$1,399,531

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $8,265,303) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475		$43,551,800	$423,759
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475		43,551,800	819,209
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587		77,674,100	311
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387		77,674,100	699
1.908/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908		43,551,800	150,254
(1.908)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908		43,551,800	513,040
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515		11,563,400	727,338
Goldman Sachs International

1.61017/6 month EUR-EURIBOR-Reuters/Feb-46	Feb-16/1.61017	EUR	19,821,700	21
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625		$155,348,200	1,553
1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399		109,907,900	7,694
1.911/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911		43,551,800	146,334
1.91/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91		43,551,800	360,609
(1.911)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911		43,551,800	521,751
(1.91)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91		43,551,800	653,277
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		10,748,000	1,264,491

Total				$5,590,340

WRITTEN OPTIONS OUTSTANDING at 1/31/16 (premiums $1,775,781) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$100.54	$32,000,000	$116,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.29	32,000,000	96,192
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.81	32,000,000	66,016
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.56	32,000,000	53,664
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.50	43,000,000	75,035
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.30	43,000,000	63,984
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.75	43,000,000	40,893
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.55	43,000,000	34,314
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.84	43,000,000	12,900
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	43,000,000	5,504

Total			$564,502

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$7,937,425	$(194,491)	$92,789
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	7,937,425	(201,682)	54,371
1.1925/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.1925	153,586,600	(445,401)	23,161
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,643,600	(136,495)	(26,919)
(1.5075)/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.5075	153,586,600	(445,401)	(34,695)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	41,287,200	(290,043)	(70,808)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	7,937,425	(211,199)	(166,884)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	7,937,425	(222,248)	(184,347)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	34,765,900	230,324	215,201
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	34,765,900	222,248	204,250
1.35/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	76,793,300	445,401	26,747
(1.35)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	76,793,300	445,401	(38,005)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	41,287,200	126,421	(50,370)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	82,574,300	264,238	(90,832)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	34,765,900	200,158	(163,400)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	34,765,900	198,166	(213,115)

Total			$(14,603)	$(422,856)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/16 (proceeds receivable $80,632,070) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2046	$5,000,000	2/11/16	$5,341,016
Federal National Mortgage Association, 3 1/2s, February 1, 2046	3,000,000	2/11/16	3,141,856
Federal National Mortgage Association, 3s, February 1, 2046	71,000,000	2/11/16	72,458,829

Total			$80,941,701

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	3,045,000,000	$—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	$59,652
JPMorgan Chase Bank N.A.
BRL	51,471,210	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(334,837)
BRL	17,421,215	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(32,884)
MXN	77,451,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	68,450
MXN	46,820,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	36,924

Total		$—	$(202,695)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$20,640,000		$(107,477)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$739,151
		20,640,000		282,619	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(1,031,641)
		20,640,000		(181,781)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	898,560
		83,133,600		(487,430)	10/9/25	3 month USD-LIBOR-BBA	2.155%	2,863,238
		41,566,800		485,782	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(1,846,769)
		41,566,800		(275,679)	10/28/25	3 month USD-LIBOR-BBA	2.055%	964,663
		20,783,400		264,839	10/28/25	2.235%	3 month USD-LIBOR-BBA	(708,131)
		83,133,600		(599,660)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	2,057,112
		41,566,800		577,229	10/28/25	2.2625%	3 month USD-LIBOR-BBA	(1,476,410)
		41,566,800		(270,733)	10/29/25	3 month USD-LIBOR-BBA	2.12%	1,227,595
		20,783,400		269,910	10/29/25	2.31%	3 month USD-LIBOR-BBA	(851,808)
		62,350,200		(393,630)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	1,565,537
		31,175,100		392,395	10/27/25	2.25%	3 month USD-LIBOR-BBA	(1,112,699)
		31,175,100		258,342	9/29/25	2.235%	3 month USD-LIBOR-BBA	(1,250,052)
		2,870,000		(38)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(119,134)
		1,456,000		(19)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(47,710)
		21,000,000		(277)	10/5/25	3 month USD-LIBOR-BBA	2.021%	584,207
		8,300,000		(110)	10/6/25	1.945%	3 month USD-LIBOR-BBA	(171,267)
		8,300,000		(110)	10/6/25	1.939%	3 month USD-LIBOR-BBA	(166,543)
		34,311,000		(453)	10/7/25	2.0085%	3 month USD-LIBOR-BBA	(911,125)
		18,770,300		(248)	10/28/25	2.013%	3 month USD-LIBOR-BBA	(486,046)
		6,235,000		(82)	10/28/25	2.044%	3 month USD-LIBOR-BBA	(179,865)
		41,383,400		330,521	12/2/25	2.119%	3 month USD-LIBOR-BBA	(1,036,686)
		8,066,000		(106)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(354,978)
		15,673,500		(207)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(597,236)
		443,891,000	(E)	(456,723)	3/16/21	1.70%	3 month USD-LIBOR-BBA	(8,655,390)
		42,588,000	(E)	354,144	3/16/26	2.20%	3 month USD-LIBOR-BBA	(1,119,827)
		31,347,000		234,689	12/7/25	3 month USD-LIBOR-BBA	2.14%	1,320,765
		41,796,000		327,547	12/9/25	3 month USD-LIBOR-BBA	2.245%	(1,526,828)
		12,513,500		(165)	11/24/25	2.09%	3 month USD-LIBOR-BBA	(385,798)
		14,484,200		(191)	12/1/25	3 month USD-LIBOR-BBA	2.115%	473,756
		15,673,500		(207)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(586,088)
		18,135,000		(239)	12/9/25	3 month USD-LIBOR-BBA	2.14%	625,157
		18,135,000		(239)	12/9/25	3 month USD-LIBOR-BBA	2.11%	573,956
		1,586,000	(E)	(12,055)	3/16/46	3 month USD-LIBOR-BBA	2.65%	116,760
		401,114,000	(E)	395,233	3/16/18	1.20%	3 month USD-LIBOR-BBA	(2,175,909)
		33,957,000		(127)	1/20/18	3 month USD-LIBOR-BBA	0.984%	100,190
		2,927,000		(28)	1/19/21	1.4525%	3 month USD-LIBOR-BBA	(24,674)
		8,342,360		(110)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	269,070
		24,830,000		(328)	12/30/25	3 month USD-LIBOR-BBA	2.195%	950,346
		22,401,200		(84)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	163,362
		22,401,200		(84)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	163,130
		8,773,000		(298)	1/4/46	2.6555%	3 month USD-LIBOR-BBA	(758,158)
		816,000		(11)	1/4/26	3 month USD-LIBOR-BBA	2.223%	33,079
		2,465,000		(33)	1/19/26	1.938%	3 month USD-LIBOR-BBA	(31,960)
		802,000		(27)	1/19/46	2.385%	3 month USD-LIBOR-BBA	(18,835)
		32,172,100		(425)	1/26/26	3 month USD-LIBOR-BBA	1.92%	351,007
		32,213,000		(232)	1/25/26	3 month USD-LIBOR-BBA	1.9175%	345,391
		35,096,900		(463)	1/26/26	3 month USD-LIBOR-BBA	1.93%	415,957
	AUD	29,954,000		(82)	10/22/17	1.975%	3 month AUD-BBR-BBSW	25,411
	AUD	34,016,000		(91)	10/8/17	1.9725%	3 month AUD-BBR-BBSW	35,697
	AUD	30,270,000		(81)	11/9/17	3 month AUD-BBR-BBSW	2.0475%	(5,711)
	AUD	31,887,000		(84)	11/12/17	3 month AUD-BBR-BBSW	2.058%	(2,972)
	AUD	48,090,000		(274)	11/18/20	2.575%	6 month AUD-BBR-BBSW	(398,923)
	AUD	8,170,000		(76)	11/18/25	6 month AUD-BBR-BBSW	3.06%	175,184
	AUD	31,690,000		(84)	11/18/17	3 month AUD-BBR-BBSW	2.1275%	29,503
	AUD	5,584,000		(52)	11/18/25	6 month AUD-BBR-BBSW	3.0425%	113,504
	AUD	11,427,000		(65)	11/19/20	6 month AUD-BBR-BBSW	2.5475%	83,647
	AUD	8,605,000		(82)	11/26/25	6 month AUD-BBR-BBSW	3.0175%	159,522
	AUD	13,513,000		(79)	12/16/20	6 month AUD-BBR-BBSW	2.6125%	121,149
	AUD	37,161,000		(96)	1/20/18	3 month AUD-BBR-BBSW	2.0525%	6,820
	AUD	32,089,000		(86)	12/23/17	3 month AUD-BBR-BBSW	2.185%	56,057
	AUD	10,302,000		(60)	12/30/20	2.57%	6 month AUD-BBR-BBSW	(75,569)
	AUD	16,054,000		(43)	1/5/18	2.1275%	3 month AUD-BBR-BBSW	(17,037)
	AUD	18,811,000		(50)	1/11/18	2.1675%	3 month AUD-BBR-BBSW	(31,672)
	AUD	667,000		(2)	1/28/18	2.061%	3 month AUD-BBR-BBSW	(228)
	AUD	1,228,000		(11)	1/28/26	2.77%	6 month AUD-BBR-BBSW	(1,805)
	AUD	10,481,000		(59)	1/28/21	6 month AUD-BBR-BBSW	2.38%	9,590
	CAD	83,039,000		(124,560)	6/17/17	3 month CAD-BA-CDOR	0.92%	74,622
	CAD	2,067,000		(22)	4/17/25	1.89%	3 month CAD-BA-CDOR	(53,216)
	CAD	8,268,000		(90)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(228,358)
	CAD	7,340,000		(79)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(190,761)
	CAD	8,838,000		(95)	5/21/25	3 month CAD-BA-CDOR	2.1875%	386,977
	CAD	5,484,000		(58)	6/29/25	3 month CAD-BA-CDOR	2.255%	256,784
	CAD	3,353,000		(36)	6/29/25	3 month CAD-BA-CDOR	2.27%	160,266
	CAD	41,520,000		(118)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(14,746)
	CAD	23,030,000		(66)	10/7/17	3 month CAD-BA-CDOR	0.822%	35,955
	CAD	44,387,000		(128)	10/7/17	3 month CAD-BA-CDOR	0.82%	68,138
	CAD	34,005,000		(97)	10/23/17	3 month CAD-BA-CDOR	0.81%	47,411
	CAD	35,207,000		(100)	10/23/17	3 month CAD-BA-CDOR	0.805%	46,468
	CAD	34,965,000		(214)	11/5/20	1.30%	3 month CAD-BA-CDOR	(463,387)
	CAD	30,575,000		(86)	11/16/17	0.874%	3 month CAD-BA-CDOR	(71,965)
	CAD	5,774,000		(57)	11/18/25	3 month CAD-BA-CDOR	1.985%	163,831
	CAD	6,065,000		(59)	12/10/25	3 month CAD-BA-CDOR	1.88375%	125,333
	CAD	28,521,000		(288)	11/2/25	1.965%	3 month CAD-BA-CDOR	(785,979)
	CAD	11,603,000		(71)	11/6/20	3 month CAD-BA-CDOR	1.36%	178,245
	CAD	12,905,000		(78)	11/13/20	1.295%	3 month CAD-BA-CDOR	(167,967)
	CAD	12,959,000		(78)	11/25/20	3 month CAD-BA-CDOR	1.225%	134,392
	CAD	5,840,000		(58)	11/27/25	3 month CAD-BA-CDOR	1.86875%	117,472
	CAD	47,589,000		(134)	11/30/17	3 month CAD-BA-CDOR	0.89%	123,646
	CAD	11,805,000		(71)	12/1/20	3 month CAD-BA-CDOR	1.1575%	93,274
	CAD	36,845,000		(103)	12/3/17	3 month CAD-BA-CDOR	0.91%	106,298
	CAD	22,370,000		(61)	12/16/17	0.825%	3 month CAD-BA-CDOR	(38,033)
	CAD	22,454,000		(61)	12/16/17	0.8325%	3 month CAD-BA-CDOR	(40,573)
	CAD	12,605,000		(72)	1/29/21	3 month CAD-BA-CDOR	0.9575%	(532)
	CAD	9,203,000		(53)	12/24/20	1.1575%	3 month CAD-BA-CDOR	(69,704)
	CAD	6,065,000		(57)	1/5/26	3 month CAD-BA-CDOR	1.865%	111,338
	CAD	26,045,000		(68)	1/12/18	0.68%	3 month CAD-BA-CDOR	11,026
	CAD	16,408,000		(93)	1/13/21	0.9665%	3 month CAD-BA-CDOR	(8,829)
	CAD	11,491,000		(63)	1/21/21	0.8975%	3 month CAD-BA-CDOR	23,014
	CAD	38,133,000		(101)	1/22/18	0.75625%	3 month CAD-BA-CDOR	(25,237)
	CAD	1,650,000		(15)	1/27/26	1.631%	3 month CAD-BA-CDOR	(2,672)
	CAD	4,696,000		(12)	1/27/18	3 month CAD-BA-CDOR	0.73%	1,271
	CAD	1,680,000		(10)	1/27/21	3 month CAD-BA-CDOR	0.9875%	1,775
	CAD	40,146,000		(107)	1/29/18	3 month CAD-BA-CDOR	0.70617%	(2,815)
	CHF	31,720,000		(127)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	26,029
	CHF	6,270,000		(88)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	192,240
	CHF	6,270,000		(90)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(235,552)
	CHF	31,720,000		(130)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	(26,338)
	CHF	3,261,000		(46)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(118,602)
	CHF	8,409,000		(70)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	(73,586)
	CHF	5,159,000		(43)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	(44,612)
	CHF	6,362,000		(88)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	127,202
	CHF	32,529,000		(126)	10/9/17	0.685%	6 month CHF-LIBOR-BBA	50,941
	CHF	12,919,000		(107)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	(113,378)
	CHF	5,842,000		(48)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	(46,653)
	CHF	20,954,000		(82)	10/15/17	0.678%	6 month CHF-LIBOR-BBA	35,732
	CHF	3,364,000		(45)	11/9/25	6 month CHF-LIBOR-BBA	0.0875%	47,034
	CHF	3,511,000		(28)	11/11/20	6 month CHF-LIBOR-BBA	0.545%	(1,915)
	CHF	1,654,000		(22)	11/12/25	6 month CHF-LIBOR-BBA	0.04%	15,498
	CHF	1,795,000		(24)	11/12/25	6 month CHF-LIBOR-BBA	0.0325%	15,476
	CHF	14,559,000		(54)	11/19/17	6 month CHF-LIBOR-BBA	0.91%	34,606
	CHF	17,628,000		(65)	11/24/17	6 month CHF-LIBOR-BBA	0.90%	37,002
	CHF	7,630,000		(60)	11/25/20	6 month CHF-LIBOR-BBA	0.56%	1,974
	CHF	22,914,000		(84)	11/26/17	6 month CHF-LIBOR-BBA	0.89375%	45,410
	CHF	14,081,000		(51)	12/2/17	6 month CHF-LIBOR-BBA	0.9275%	36,142
	CHF	915,000		(12)	12/31/25	0.2125%	6 month CHF-LIBOR-BBA	(22,462)
	CHF	8,051,000		(66)	12/32/20	0.3475%	6 month CHF-LIBOR-BBA	73,713
	CHF	16,268,000		(61)	1/6/18	6 month CHF-LIBOR-BBA	0.6525%	(37,629)
	CHF	5,672,000		(45)	1/8/21	6 month CHF-LIBOR-BBA	0.3875%	(39,142)
	CHF	2,997,000		(39)	1/11/26	0.1625%	6 month CHF-LIBOR-BBA	(56,910)
	CHF	16,890,000		(63)	1/18/18	0.7375%	6 month CHF-LIBOR-BBA	9,310
	CHF	21,267,000		(79)	1/22/18	0.7575%	6 month CHF-LIBOR-BBA	3,031
	CHF	4,483,000		(17)	1/29/18	6 month CHF-LIBOR-BBA	0.725%	(3,637)
	CHF	418,000		(3)	1/29/21	0.455%	6 month CHF-LIBOR-BBA	1,271
	CHF	140,000		(2)	1/29/26	0.0425%	6 month CHF-LIBOR-BBA	(875)
	EUR	22,970,000	(E)	(218,546)	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	547,862
	EUR	18,475,000	(E)	212,371	3/16/21	0.50%	6 month EUR-EURIBOR-REUTERS	(203,518)
	GBP	7,989,000	(E)	(378,810)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	313,423
	GBP	17,533,000	(E)	306,734	3/16/21	1.75%	6 month GBP-LIBOR-BBA	(401,776)
	GBP	92,239,000	(E)	1,218,532	3/16/18	1.50%	6 month GBP-LIBOR-BBA	(625,448)
	JPY	275,679,000		(40)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	165,874
	JPY	353,080,000		(85)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	140,816
	JPY	275,679,000		(41)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(98,422)
	JPY	353,080,000		(94)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(90,282)
	NOK	24,276,000		(36)	1/6/26	6 month NOK-NIBOR-NIBR	1.81%	51,686
	NOK	45,579,000		(42)	1/21/21	1.175%	6 month NOK-NIBOR-NIBR	(16,282)
	NOK	2,278,000		(2)	1/29/21	6 month NOK-NIBOR-NIBR	1.1787%	799
	NOK	77,762,000		(33)	12/28/17	0.945%	6 month NOK-NIBOR-NIBR	(10,895)
	NOK	52,842,000		56	12/22/20	1.255%	6 month NOK-NIBOR-NIBR	(47,620)
	NOK	177,950,000		(3,861)	12/22/17	6 month NOK-NIBOR-NIBR	0.93%	17,232
	NOK	163,187,000		15,084	12/22/25	6 month NOK-NIBOR-NIBR	1.86%	456,054
	NOK	74,008,000		(32)	12/31/17	0.935%	6 month NOK-NIBOR-NIBR	(10,100)
	NOK	22,765,000		(33)	1/8/26	1.775%	6 month NOK-NIBOR-NIBR	(39,608)
	NOK	47,116,000		(42)	1/11/21	1.155%	6 month NOK-NIBOR-NIBR	(14,645)
	NOK	90,967,000		(38)	1/11/18	0.87%	6 month NOK-NIBOR-NIBR	129
	NOK	111,488,000		(47)	1/12/18	0.885%	6 month NOK-NIBOR-NIBR	(3,636)
	NOK	31,275,000		(46)	1/22/26	1.685%	6 month NOK-NIBOR-NIBR	(21,065)
	NOK	186,000		—	1/29/26	6 month NOK-NIBOR-NIBR	1.685%	118
	NOK	25,463,000		(11)	1/29/18	6 month NOK-NIBOR-NIBR	0.8925%	185
	NZD	16,037,000		(39)	1/13/18	2.775%	3 month NZD-BBR-FRA	(28,825)
	NZD	8,179,000		(20)	1/13/18	2.7675%	3 month NZD-BBR-FRA	(13,939)
	NZD	41,487,000		(218)	1/15/21	3.11%	3 month NZD-BBR-FRA	(211,356)
	NZD	4,161,000		(36)	2/2/26	3.41%	3 month NZD-BBR-FRA	422
	NZD	14,532,000		(36)	1/14/18	3 month NZD-BBR-FRA	2.7475%	20,852
	NZD	13,799,000		(73)	1/14/21	3.12%	3 month NZD-BBR-FRA	(74,268)
	NZD	69,993,000		(171)	1/15/18	2.7525%	3 month NZD-BBR-FRA	(107,260)
	NZD	12,389,000		(107)	1/15/26	3 month NZD-BBR-FRA	3.575%	115,945
	NZD	5,045,000		(31)	1/27/21	3 month NZD-BBR-FRA	3.00%	8,319
	NZD	14,229,000		(34)	1/27/18	3 month NZD-BBR-FRA	2.66%	5,671
	NZD	298,000		(3)	1/29/26	3.4225%	3 month NZD-BBR-FRA	(250)
	NZD	465,000		(2)	1/29/21	3 month NZD-BBR-FRA	2.99%	692
	NZD	1,934,000		(5)	1/29/18	3 month NZD-BBR-FRA	2.66%	1,096
	SEK	98,591,000		(96)	10/9/20	0.5036%	3 month SEK-STIBOR-SIDE	(129,057)
	SEK	41,978,000		(41)	10/23/20	0.498%	3 month SEK-STIBOR-SIDE	(49,647)
	SEK	62,210,000		(95)	11/12/25	3 month SEK-STIBOR-SIDE	1.4375%	165,810
	SEK	25,396,000		(38)	11/27/25	3 month SEK-STIBOR-SIDE	1.3125%	29,009
	SEK	41,567,000		(38)	12/3/20	3 month SEK-STIBOR-SIDE	0.4075%	23,230
	SEK	18,884,000		(29)	12/9/25	3 month SEK-STIBOR-SIDE	1.5075%	61,233
	SEK	48,614,000		(46)	12/14/20	3 month SEK-STIBOR-SIDE	0.54%	61,830
	SEK	43,706,000		(41)	1/7/21	0.685%	3 month SEK-STIBOR-SIDE	(84,799)
	SEK	44,672,000		(42)	1/12/21	3 month SEK-STIBOR-SIDE	0.5812%	58,548
	SEK	43,173,000		(40)	1/25/21	0.435%	3 month SEK-STIBOR-SIDE	(15,822)
	SEK	630,000		(1)	1/29/21	3 month SEK-STIBOR-SIDE	0.45125%	278
	SEK	7,178,000		(11)	1/29/26	1.335%	3 month SEK-STIBOR-SIDE	(5,790)

	Total			$2,401,945	$(10,570,526)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$763,947	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(10,877)
Barclays Bank PLC
	129,537	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(765)
	2,178,521	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,485
	1,232,911	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,228
	1,084,731	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,303)
	3,697,376	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	27,673
	432,152	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,738)
	216,993	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,032)
	6,558,036	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	49,084
	951,350	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,325
	4,409,545	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,319
	3,642,455	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(17,385)
	769,650	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(10,155)
	488,146	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,441)
	755,560	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,595)
	11,788,818	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(40,326)
	8,414,687	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,721
	53,273,946	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	259,768
	51,480,747	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(202,630)
EUR	6,402,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(26,222)
EUR	3,201,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(10,483)
EUR	4,554,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(12,417)
Citibank, N.A.
	$1,027,421	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,010
	852,756	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,158
Credit Suisse International
	1,227,871	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,987
	3,533,133	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,907)
	3,381,693	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(44,617)
	3,336,739	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	41,944
	3,550,696	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	44,633
	7,524,904	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(99,282)
	679,909	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,295)
	1,974,672	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(37,482)
Deutsche Bank AG
	3,533,133	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,907)
Goldman Sachs International
	2,756,432	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,115)
	2,126,357	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,117)
	6,768,587	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(45,568)
	2,670,813	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,707)
	6,000,298	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,258
	3,302,419	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,998)
	1,240,660	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,883)
	1,542,486	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,962)
	402,302	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,273)
	90,423	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(609)
	2,693,883	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(18,136)
	4,524,059	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,807)
	200,388	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(789)
	534,386	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,103)
	912,314	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,341)
	3,020,770	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(14,372)
	4,858,276	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(32,707)
	4,548,034	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	57,170
	6,954,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(302,848)
	2,405,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(74,868)
EUR	23,048,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(167,784)
EUR	7,610,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(55,407)
EUR	6,402,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	3,870
EUR	6,402,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(10,132)
EUR	6,402,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(40,641)
EUR	3,598,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	4,054
GBP	4,028,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	129,982
GBP	1,392,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	28,183
JPMorgan Chase Bank N.A.
	$4,548,341	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	57,174
EUR	3,201,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(33,005)
EUR	3,201,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(29,829)
EUR	3,850,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	3,253
EUR	3,166,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	3,567

Total		$—	$(654,014)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$(3,686)
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	(10,991)
	CMBX NA BBB- Index	BBB-/P	46,609	755,000	5/11/63	300 bp	(20,900)
	CMBX NA BBB- Index	BBB-/P	44,403	779,000	5/11/63	300 bp	(25,253)
	Credit Suisse International
	CMBX NA BB Index	—	(166,814)	9,451,000	5/11/63	(500 bp)	1,046,012
	CMBX NA BBB- Index	BBB-/P	8,656	598,000	5/11/63	300 bp	(44,815)
	CMBX NA BBB- Index	BBB-/P	125,170	11,426,000	5/11/63	300 bp	(896,505)
	CMBX NA BBB- Index	BBB-/P	151,799	11,558,000	5/11/63	300 bp	(881,679)
	CMBX NA BBB- Index	BBB-/P	6,800	159,000	1/17/47	300 bp	(13,857)
	CMBX NA BBB- Index	BBB-/P	12,497	299,000	1/17/47	300 bp	(26,348)
	CMBX NA BBB- Index	BBB-/P	26,493	628,000	1/17/47	300 bp	(55,094)
	CMBX NA BBB- Index	BBB-/P	26,121	649,000	1/17/47	300 bp	(58,195)
	CMBX NA BBB- Index	BBB-/P	18,851	654,000	1/17/47	300 bp	(66,115)
	CMBX NA BBB- Index	BBB-/P	56,889	969,000	1/17/47	300 bp	(69,000)
	CMBX NA BBB- Index	BBB-/P	38,142	1,459,000	1/17/47	300 bp	(151,407)
	CMBX NA BBB- Index	BBB-/P	56,552	1,962,000	1/17/47	300 bp	(198,344)
	CMBX NA BBB- Index	BBB-/P	125,358	2,993,000	1/17/47	300 bp	(263,482)
	CMBX NA BBB- Index	BBB-/P	189,649	5,529,000	1/17/47	300 bp	(528,661)
	CMBX NA BBB- Index	BBB-/P	421,942	11,855,000	1/17/47	300 bp	(1,118,220)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(975)	141,000	5/11/63	300 bp	(13,583)
	CMBX NA BBB- Index	BBB-/P	610	234,000	5/11/63	300 bp	(20,313)
	CMBX NA BBB- Index	BBB-/P	(1,337)	293,000	5/11/63	300 bp	(27,536)
	CMBX NA BBB- Index	BBB-/P	517	145,000	1/17/47	300 bp	(18,321)
	CMBX NA BBB- Index	BBB-/P	517	145,000	1/17/47	300 bp	(18,321)
	CMBX NA BBB- Index	BBB-/P	1,924	450,000	1/17/47	300 bp	(56,539)
	CMBX NA BBB- Index	BBB-/P	1,604	450,000	1/17/47	300 bp	(56,858)
	CMBX NA BBB- Index	BBB-/P	1,604	450,000	1/17/47	300 bp	(56,858)
	CMBX NA BB Index	—	(8,545)	999,000	5/11/63	(500 bp)	119,655
	CMBX NA BB Index	—	(5,599)	528,000	5/11/63	(500 bp)	62,158
	CMBX NA BB Index	—	7,574	450,000	5/11/63	(500 bp)	65,322
	CMBX NA BB Index	—	4,520	441,000	5/11/63	(500 bp)	61,113
	CMBX NA BB Index	—	495	408,000	5/11/63	(500 bp)	52,853
	CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	40,129
	CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	41,508
	CMBX NA BB Index	—	(829)	416,000	1/17/47	(500 bp)	70,318
	CMBX NA BBB- Index	BBB-/P	(217)	13,000	5/11/63	300 bp	(1,379)
	CMBX NA BBB- Index	BBB-/P	(249)	93,000	5/11/63	300 bp	(8,564)
	CMBX NA BBB- Index	BBB-/P	(3,240)	297,000	5/11/63	300 bp	(29,797)
	CMBX NA BBB- Index	BBB-/P	(4,498)	560,000	5/11/63	300 bp	(54,571)
	CMBX NA BBB- Index	BBB-/P	(5,957)	594,000	5/11/63	300 bp	(59,071)
	CMBX NA BBB- Index	BBB-/P	3,568	598,000	5/11/63	300 bp	(49,904)
	CMBX NA BBB- Index	BBB-/P	7,391	647,000	5/11/63	300 bp	(50,462)
	CMBX NA BBB- Index	BBB-/P	9,255	224,000	1/17/47	300 bp	(19,847)
	CMBX NA BBB- Index	BBB-/P	25,357	610,000	1/17/47	300 bp	(53,892)
	CMBX NA BBB- Index	BBB-/P	27,101	628,000	1/17/47	300 bp	(54,487)
	CMBX NA BBB- Index	BBB-/P	25,280	628,000	1/17/47	300 bp	(56,308)
	CMBX NA BBB- Index	BBB-/P	25,280	628,000	1/17/47	300 bp	(56,308)
	CMBX NA BBB- Index	BBB-/P	13,828	656,000	1/17/47	300 bp	(71,397)
	CMBX NA BBB- Index	BBB-/P	20,269	677,000	1/17/47	300 bp	(67,684)
	CMBX NA BBB- Index	BBB-/P	29,270	966,000	1/17/47	300 bp	(96,229)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(7,043)	1,309,000	5/11/63	(300 bp)	110,003
	CMBX NA BBB- Index	—	(30,927)	1,289,000	5/11/63	(300 bp)	84,331
	CMBX NA BBB- Index	—	(16,594)	644,000	5/11/63	(300 bp)	40,991
	CMBX NA BBB- Index	BBB-/P	35,632	644,000	1/17/47	300 bp	(48,035)
	CMBX NA BBB- Index	BBB-/P	67,985	1,289,000	1/17/47	300 bp	(99,478)
	CMBX NA BBB- Index	BBB-/P	34,220	1,309,000	1/17/47	300 bp	(135,841)

	Total		$1,484,561	$(3,919,742)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $773,492,131.
(b)	The aggregate identified cost on a tax basis is $906,942,405, resulting in gross unrealized appreciation and depreciation of $11,354,055 and $47,531,740, respectively, or net unrealized depreciation of $36,177,685.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$14,980,484	$193,353,496	$193,359,414	$10,591	$14,974,566
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $236,379,048 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,937,198 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,876,073 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$209,818,079	$—
Foreign government and agency bonds and notes	—	42,374,517	—
Mortgage-backed securities	—	316,079,141	16,313,197
Purchased options outstanding	—	688,470	—
Purchased swap options outstanding	—	4,254,317	—
Senior loans	—	76,142,392	—
U.S. government and agency mortgage obligations	—	162,593,994	—
U.S. treasury obligations	—	517,504	—
Short-term investments	14,974,566	27,008,543	—

Totals by level	$14,974,566	$839,476,957	$16,313,197

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,964,472)	$—
Futures contracts	1,399,531	—	—
Written options outstanding	—	(564,502)	—
Written swap options outstanding	—	(5,590,340)	—
Forward premium swap option contracts	—	(422,856)	—
TBA sale commitments	—	(80,941,701)	—
Interest rate swap contracts	—	(13,175,166)	—
Total return swap contracts	—	(654,014)	—
Credit default contracts	—	(5,404,303)	—

Totals by level	$1,399,531	$(108,717,354)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2016

Asset-backed securities	$51,437,000	$—	$—	$—	$—	$(51,437,000)	$—	$—	$—
Mortgage-backed securities	$12,889,281	(362,796)	—	(334,935)	2,542,370	—	3,385,816	(1,806,539)	$16,313,197

Totals	$64,326,281	$(362,796)	$—	$(334,935)	$2,542,370	$(51,437,000)	$3,385,816	$(1,806,539)	$16,313,197

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(334,935) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,015,183	$7,419,486
Foreign exchange contracts	1,526,758	3,491,230
Interest rate contracts	34,362,249	48,426,809

Total	$37,904,190	$59,337,525

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$165,800,000
Purchased swap option contracts (contract amount)		$1,505,000,000
Written TBA commitment option contracts (contract amount)		$331,500,000
Written swap option contracts (contract amount)		$1,423,300,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$457,300,000
OTC interest rate swap contracts (notional)		$66,900,000
Centrally cleared interest rate swap contracts (notional)		$3,595,200,000
OTC total return swap contracts (notional)		$341,800,000
OTC credit default contracts (notional)		$84,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$59,652	$—	$105,374	$—	$—	$—	$—	$—	$—	$165,026
	Centrally cleared interest rate swap contracts§	—	—	5,147,015	—	—	—	—	—	—	—	—	—	—	—	—	5,147,015
	OTC Total return swap contracts*#	—	435,603	—	9,168	92,564	—	252,517	—	63,994	—	—	—	—	—	—	853,846
	OTC Credit default contracts*#	—	—	—	—	1,212,826	—	512,468	—	—	289,889	—	—	—	—	—	2,015,183
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	130,286	—	—	—	—	130,286
	Forward currency contracts#	33,824	134,016	—	68,778	375,036	26,707	272,906	144,178	256,779	—	—	61,481	75,353	47,827	29,873	1,526,758
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	616,519	—	—	—	—	—	—	616,519
	Purchased swap options#	—	1,166,316	—	517,302	553,112	—	2,017,587	—	—	—	—	—	—	—	—	4,254,317
	Purchased options#	—	—	—	—	—	—	—	—	688,470	—	—	—	—	—	—	688,470

	Total Assets	$33,824	$1,735,935	$5,147,015	$595,248	$2,233,538	$26,707	$3,115,130	$144,178	$1,731,136	$289,889	$130,286	$61,481	$75,353	$47,827	$29,873	$15,397,420

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$367,721	$—	$—	$—	$—	$—	$—	$367,721
	Centrally cleared interest rate swap contracts§	—	—	6,098,895	—	—	—	—	—	—	—	—	—	—	—	—	6,098,895
	OTC Total return swap contracts*#	10,877	345,492	—	—	204,583	13,907	870,167	—	62,834	—	—	—	—	—	—	1,507,860
	OTC Credit default contracts*#	186,523	—	—	—	5,636,641	—	1,175,131	—	—	421,191	—	—	—	—	—	7,419,486
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	46	—	—	—	—	46
	Forward currency contracts#	215,443	520,312	—	517,218	306,679	185,665	282,289	67,375	240,621	—	—	709,273	135,746	145,442	165,167	3,491,230
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,039,375	—	—	—	—	—	—	1,039,375
	Written swap options#	—	1,242,968	—	664,304	727,338	—	1,691,239	—	1,264,491	—	—	—	—	—	—	5,590,340
	Written options#	—	—	—	—	—	—	—	—	564,502	—	—	—	—	—	—	564,502

	Total Liabilities	$412,843	$2,108,772	$6,098,895	$1,181,522	$6,875,241	$199,572	$4,018,826	$67,375	$3,539,544	$421,191	$46	$709,273	$135,746	$145,442	$165,167	$26,079,455

	Total Financial and Derivative Net Assets	$(379,019)	$(372,837)	$(951,880)	$(586,274)	$(4,641,703)	$(172,865)	$(903,696)	$76,803	$(1,808,408)	$(131,302)	$130,240	$(647,792)	$(60,393)	$(97,615)	$(135,294)	$(10,682,035)
	Total collateral received (pledged)##†	$(379,019)	$(372,837)	$—	$(586,274)	$(4,641,703)	$(172,865)	$(903,696)	$76,803	$(1,808,408)	$(131,302)	$—	$(647,792)	$(60,393)	$(97,615)	$—
	Net amount	$—	$—	$(951,880)	$—	$—	$—	$—	$—	$—	$—	$130,240	$—	$—	$—	$(135,294)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016